GENERAL (Major suppliers) (Details)	12 Months Ended
Dec. 31, 2017 countries
Concentration Risk [Line Items]
Number of countries in which entity sells products	50
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	69.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Mikroman [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.00%
Quartz purchases from single vendor as a percentage of total quartz purchases of the Company	29.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Polat [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.00%
Quartz purchases from single vendor as a percentage of total quartz purchases of the Company	23.00%